Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series B Preferred Stock	Total
Balance at Dec. 31, 2018	$ 2,342	$ 2,047,610	$ (1,642,510)		$ 407,442
Balance, (in Shares) at Dec. 31, 2018	23,417,540
Series B preferred stock issued for cash, net of costs		110,000			110,000
Series B preferred stock issued for cash, net of costs (in Shares)				115
Common stock issued for services	$ 10	34,990			35,000
Common stock issued for services (in Shares)	100,000
Common stock issued for due diligence fee	$ 9	41,991			42,000
Common stock issued for due diligence fee (in Shares)	86,667
Accretion of stock options for services		142,960			142,960
Warrants issued in connection with convertible debt		253,000			253,000
Net loss			(1,013,294)		(1,013,294)
Balance at Dec. 31, 2019	$ 2,361	2,630,551	(2,655,804)		(22,892)
Balance (in Shares) at Dec. 31, 2019	23,604,207			115
Common Stock issued for cash, net of offering cost	$ 3,775	2,111,958			2,115,733
Common Stock issued for cash, net of offering cost (in Shares)	37,758,116
Common Stock issued for future services	$ 859	686,036			686,895
Common Stock issued for future services (in Shares)	8,586,184
Preferred Shares Exchanged for Common Stock	$ 144	(144)
Preferred Shares Exchanged for Common Stock (in Shares)	1,437,500			(115)
Common Stock issued in connection with employment agreement	$ 763	609,713			610,476
Common Stock issued in connection with employment agreement (in Shares)	7,630,949
Common Stock issued for Exchange of Notes	$ 412	527,588			528,000
Common Stock issued for Exchange of Notes (in Shares)	4,125,000
Common Stock issued for conversion of Redeemable Series A Preferred stock	$ 200	399,800			400,000
Common Stock issued for conversion of Redeemable Series A Preferred stock (in Shares)	2,000,000
Deemed dividend on Preferred Stock Exchange		69,000	(69,000)
Net loss			(3,037,517)		(3,037,517)
Balance at Dec. 31, 2020	$ 8,514	$ 7,034,502	$ (5,762,321)		$ 1,280,695
Balance (in Shares) at Dec. 31, 2020	85,141,956